JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 23, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”),
on behalf of the funds (the “Funds”) listed in Appendix A
File No. 333-103022
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds as dated below. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Funds submitted on April 14, 2020.
Please contact the undersigned at (614) 213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Assistant Secretary

APPENDIX A
JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Summary Prospectuses and Prospectus dated November 1, 2019, as supplemented
J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Floating Rate Income Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Income Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Managed Income Fund
JPMorgan Short Duration Core Plus Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Unconstrained Debt Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
JPMorgan Emerging Markets Strategic Debt Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan Global Research Enhanced Index Fund
JPMorgan International Advantage Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund (formerly JPMorgan International Unconstrained Equity Fund)
JPMorgan International Value Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan Funds
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund
JPMorgan Systematic Alpha Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
JPMorgan Opportunistic Equity Long/Short Fund
JPMorgan Research Market Neutral Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented
J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Equity Fund
JPMorgan Tax Aware Real Return Fund
Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented
JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented
JPMorgan SmartRetirement Blend Funds
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented
J.P. Morgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Equity Focus Fund
JPMorgan Growth and Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Sustainable Equity Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase